UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31
Date of reporting period:	February 28, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Bond Fund

Quarterly portfolio holdings 2/28/17

Fund's investmentsBond Fund

As of 2-28-17 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 46.2%					$2,806,357,412
(Cost $2,769,255,536)
Consumer discretionary 5.6%					341,389,304
Auto components 0.3%
Lear Corp.	5.250		01-15-25	6,262,000	6,669,030
Nemak SAB de CV (S)	5.500		02-28-23	5,577,000	5,688,540
ZF North America Capital, Inc. (S)	4.750		04-29-25	4,375,000	4,506,250
Automobiles 1.6%
American Honda Finance Corp.	1.700		02-22-19	8,730,000	8,729,616
American Honda Finance Corp.	2.000		02-14-20	12,085,000	12,102,705
Ford Motor Company	4.750		01-15-43	5,830,000	5,638,514
Ford Motor Credit Company LLC	2.551		10-05-18	3,680,000	3,709,900
Ford Motor Credit Company LLC	5.875		08-02-21	16,537,000	18,489,573
General Motors Company	4.875		10-02-23	11,679,000	12,521,628
General Motors Company	6.250		10-02-43	7,665,000	8,735,984
General Motors Financial Company, Inc.	3.450		04-10-22	6,205,000	6,288,538
General Motors Financial Company, Inc.	4.000		01-15-25	11,134,000	11,217,672
General Motors Financial Company, Inc.	4.300		07-13-25	3,051,000	3,107,962
General Motors Financial Company, Inc.	5.250		03-01-26	5,249,000	5,686,788
Diversified consumer services 0.1%
Service Corp. International	5.375		05-15-24	5,695,000	6,033,283
Hotels, restaurants and leisure 0.5%
CCM Merger, Inc. (S)	9.125		05-01-19	2,353,000	2,426,528
Chester Downs & Marina LLC (S)	9.250		02-01-20	5,870,000	5,902,989
Eldorado Resorts, Inc.	7.000		08-01-23	2,415,000	2,565,938
GLP Capital LP	5.375		04-15-26	4,690,000	4,906,913
Hilton Grand Vacations Borrower LLC (S)	6.125		12-01-24	2,540,000	2,679,700
International Game Technology PLC (S)	6.500		02-15-25	4,195,000	4,583,038
Jacobs Entertainment, Inc. (S)	7.875		02-01-24	1,370,000	1,407,675
Mohegan Tribal Gaming Authority (S)	7.875		10-15-24	5,650,000	5,791,702
Seminole Tribe of Florida, Inc. (S)	6.535		10-01-20	1,984,000	2,013,760
Waterford Gaming LLC (H)(S)	8.625		09-15-14	372,111	0
Household durables 0.2%
Newell Brands, Inc.	2.150		10-15-18	2,512,000	2,526,386
Newell Brands, Inc.	4.200		04-01-26	6,904,000	7,262,497
Internet and direct marketing retail 0.5%
Expedia, Inc.	5.000		02-15-26	13,932,000	14,684,969
QVC, Inc.	4.375		03-15-23	8,097,000	8,174,148
QVC, Inc.	5.125		07-02-22	5,269,000	5,575,529
QVC, Inc.	5.450		08-15-34	6,014,000	5,613,227
Leisure products 0.1%
Vista Outdoor, Inc.	5.875		10-01-23	4,880,000	4,843,400
Media 1.9%
Altice Financing SA (S)	6.500		01-15-22	2,205,000	2,306,981
Altice Financing SA (S)	6.625		02-15-23	3,445,000	3,625,863
Cengage Learning, Inc. (S)	9.500		06-15-24	4,750,000	4,275,000
Charter Communications Operating LLC	6.484		10-23-45	13,520,000	15,717,757
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	5,390,000	5,581,992
Lions Gate Entertainment Corp. (S)	5.875		11-01-24	3,145,000	3,235,419
McGraw-Hill Global Education Holdings LLC (S)	7.875		05-15-24	975,000	953,063
MDC Partners, Inc. (S)	6.500		05-01-24	5,160,000	4,992,300

2SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Midcontinent Communications (S)	6.875		08-15-23	4,695,000	$5,058,863
Myriad International Holdings BV (S)	5.500		07-21-25	8,815,000	9,198,453
Omnicom Group, Inc.	3.600		04-15-26	5,610,000	5,628,098
Sinclair Television Group, Inc. (S)	5.625		08-01-24	5,065,000	5,210,619
Sirius XM Radio, Inc. (S)	5.250		08-15-22	4,689,000	4,882,421
Sirius XM Radio, Inc. (S)	5.375		04-15-25	4,400,000	4,500,408
Sirius XM Radio, Inc. (S)	5.375		07-15-26	6,460,000	6,589,200
Time Warner Cable LLC	8.250		04-01-19	7,090,000	7,926,804
Time Warner, Inc.	3.800		02-15-27	7,830,000	7,749,100
Viacom, Inc.	4.375		03-15-43	11,457,000	10,058,994
WMG Acquisition Corp. (S)	4.875		11-01-24	3,440,000	3,483,000
WMG Acquisition Corp. (S)	6.750		04-15-22	6,602,000	6,949,265
Specialty retail 0.4%
AutoNation, Inc.	4.500		10-01-25	3,774,000	3,876,811
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	7,128,000	6,753,780
L Brands, Inc.	6.625		04-01-21	7,515,000	8,266,500
L Brands, Inc.	6.875		11-01-35	4,665,000	4,484,231
Consumer staples 2.6%					158,960,671
Beverages 0.7%
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46	19,825,000	21,781,589
Molson Coors Brewing Company	1.450		07-15-19	7,360,000	7,266,388
Molson Coors Brewing Company	3.000		07-15-26	8,117,000	7,740,428
PepsiCo, Inc.	1.500		02-22-19	6,570,000	6,567,490
Food and staples retailing 0.9%
CVS Health Corp.	2.875		06-01-26	5,905,000	5,663,267
CVS Health Corp.	5.125		07-20-45	10,749,000	11,981,781
SUPERVALU, Inc.	7.750		11-15-22	7,073,000	6,984,588
Tops Holding II Corp.	8.750		06-15-18	1,075,000	956,750
Tops Holding LLC (S)	8.000		06-15-22	7,890,000	6,509,250
Walgreens Boots Alliance, Inc.	1.750		05-30-18	7,030,000	7,042,605
Whole Foods Market, Inc.	5.200		12-03-25	12,413,000	13,202,169
Food products 0.8%
Bunge, Ltd. Finance Corp.	8.500		06-15-19	5,046,000	5,749,387
Kraft Heinz Foods Company	2.000		07-02-18	8,471,000	8,492,762
Kraft Heinz Foods Company (S)	4.875		02-15-25	4,962,000	5,303,371
Kraft Heinz Foods Company	5.200		07-15-45	8,354,000	8,825,508
Mondelez International Holdings Netherlands BV (S)	1.625		10-28-19	8,245,000	8,127,674
Post Holdings, Inc. (S)	5.750		03-01-27	3,896,000	3,942,284
Post Holdings, Inc. (S)	7.750		03-15-24	5,615,000	6,232,650
Household products 0.1%
Kronos Acquisition Holdings, Inc. (S)	9.000		08-15-23	4,819,000	4,921,404
Personal products 0.1%
Revlon Consumer Products Corp.	5.750		02-15-21	4,115,000	4,145,863
Revlon Consumer Products Corp.	6.250		08-01-24	4,395,000	4,515,863
Tobacco 0.0%
Vector Group, Ltd. (S)	6.125		02-01-25	2,920,000	3,007,600
Energy 4.9%					299,662,459
Energy equipment and services 0.1%
Antero Midstream Partners LP (S)	5.375		09-15-24	5,677,000	5,762,155

SEE NOTES TO FUND'S INVESTMENTS3

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 4.8%
Boardwalk Pipelines LP	4.450		07-15-27	3,024,000	$3,100,138
Cenovus Energy, Inc.	4.450		09-15-42	8,059,000	7,212,773
Cheniere Corpus Christi Holdings LLC (S)	5.875		03-31-25	3,475,000	3,683,500
Cimarex Energy Company	4.375		06-01-24	5,254,000	5,526,572
Colorado Interstate Gas Company LLC (S)	4.150		08-15-26	4,090,000	3,995,930
Columbia Pipeline Group, Inc.	4.500		06-01-25	10,425,000	11,064,897
Continental Resources, Inc.	5.000		09-15-22	11,392,000	11,619,840
DCP Midstream Operating LP	2.700		04-01-19	6,254,000	6,207,095
DCP Midstream Operating LP (S)	9.750		03-15-19	5,545,000	6,251,988
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	5,445,000	5,091,075
Enbridge Energy Partners LP	4.375		10-15-20	5,198,000	5,478,978
Enbridge, Inc.	4.250		12-01-26	5,845,000	6,038,095
Energy Transfer Partners LP	4.200		04-15-27	2,713,000	2,725,195
Energy Transfer Partners LP	5.150		03-15-45	6,850,000	6,679,401
Energy Transfer Partners LP	9.700		03-15-19	3,845,000	4,396,050
EnLink Midstream Partners LP	4.850		07-15-26	6,629,000	6,958,070
Enterprise Products Operating LLC (P)	4.742		08-01-66	6,160,000	6,113,800
Gulfport Energy Corp. (S)	6.000		10-15-24	1,745,000	1,736,275
Kerr-McGee Corp.	6.950		07-01-24	6,099,000	7,298,118
Kinder Morgan Energy Partners LP	7.750		03-15-32	3,635,000	4,597,693
Kinder Morgan, Inc.	4.300		06-01-25	3,976,000	4,088,616
Kinder Morgan, Inc.	5.550		06-01-45	8,956,000	9,439,857
Lukoil International Finance BV (S)	3.416		04-24-18	5,675,000	5,740,263
Newfield Exploration Company	5.625		07-01-24	1,030,000	1,102,100
Newfield Exploration Company	5.750		01-30-22	2,670,000	2,850,225
Occidental Petroleum Corp.	3.400		04-15-26	6,635,000	6,668,852
Peabody Securities Finance Corp. (S)	6.000		03-31-22	1,090,000	1,111,800
Peabody Securities Finance Corp. (S)	6.375		03-31-25	1,455,000	1,484,100
Petrobras Global Finance BV	5.625		05-20-43	9,226,000	7,357,735
Petrobras Global Finance BV	7.375		01-17-27	5,218,000	5,458,028
Petroleos Mexicanos	4.875		01-24-22	7,098,000	7,239,960
Petroleos Mexicanos (S)	5.375		03-13-22	1,625,000	1,700,156
Regency Energy Partners LP	5.000		10-01-22	940,000	1,007,067
Regency Energy Partners LP	5.500		04-15-23	10,015,000	10,378,044
Regency Energy Partners LP	5.875		03-01-22	865,000	958,630
Resolute Energy Corp.	8.500		05-01-20	3,205,000	3,269,100
Sabine Pass Liquefaction LLC (S)	4.200		03-15-28	12,445,000	12,432,928
Sabine Pass Liquefaction LLC	5.750		05-15-24	3,880,000	4,295,703
Shell International Finance BV	4.375		05-11-45	13,467,000	13,937,497
Summit Midstream Holdings LLC	5.750		04-15-25	5,700,000	5,785,500
Sunoco Logistics Partners Operations LP	3.900		07-15-26	9,324,000	9,213,669
Sunoco Logistics Partners Operations LP	4.400		04-01-21	6,659,000	7,055,850
Tallgrass Energy Partners LP (S)	5.500		09-15-24	2,685,000	2,711,850
Teekay Offshore Partners LP	6.000		07-30-19	9,633,000	8,669,700
Tesoro Logistics LP	5.250		01-15-25	3,162,000	3,331,958
Tesoro Logistics LP	6.125		10-15-21	7,545,000	7,875,094
Tesoro Logistics LP	6.375		05-01-24	5,799,000	6,303,977
Williams Partners LP	4.875		05-15-23	5,515,000	5,708,025
Williams Partners LP	4.875		03-15-24	10,828,000	11,182,162
YPF SA (S)	8.500		07-28-25	9,085,000	9,766,375

4SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials 14.7%					$891,556,960
Banks 7.8%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (Q)(S)	6.750		06-15-26	5,105,000	5,521,461
Bank of America Corp.	3.950		04-21-25	5,476,000	5,495,840
Bank of America Corp.	4.200		08-26-24	5,632,000	5,812,156
Bank of America Corp.	4.250		10-22-26	5,091,000	5,188,498
Bank of America Corp.	4.450		03-03-26	12,088,000	12,535,691
Bank of America Corp.	6.875		04-25-18	10,270,000	10,857,208
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300		03-10-26	14,040,000	15,303,600
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18	9,430,000	9,760,050
BankUnited, Inc.	4.875		11-17-25	5,855,000	5,852,301
Barclays Bank PLC (S)	10.179		06-12-21	5,340,000	6,689,327
Barclays PLC	4.375		01-12-26	6,840,000	6,966,266
BPCE SA (S)	4.500		03-15-25	8,320,000	8,149,382
BPCE SA (S)	5.700		10-22-23	8,195,000	8,660,878
Branch Banking & Trust Company	2.100		01-15-20	14,770,000	14,797,679
Citigroup, Inc.	4.600		03-09-26	10,010,000	10,397,137
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250		08-15-26	10,645,000	11,587,828
Commerzbank AG (S)	8.125		09-19-23	7,630,000	8,824,858
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	7,672,000	8,985,830
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	7,545,000	7,695,447
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33	5,865,000	6,318,306
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23	5,923,000	5,819,348
HBOS PLC (S)	6.750		05-21-18	10,260,000	10,794,304
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375		09-17-24	1,795,000	1,821,925
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)	6.875		06-01-21	5,400,000	5,784,750
ING Bank NV (S)	5.800		09-25-23	8,299,000	9,202,089
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	3,685,000	3,625,119
JPMorgan Chase & Co.	3.200		06-15-26	8,212,000	8,024,356
JPMorgan Chase & Co.	4.625		05-10-21	12,244,000	13,222,394
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300		05-01-20	8,783,000	9,090,405
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	9,003,000	9,970,823
Lloyds Banking Group PLC	4.650		03-24-26	18,670,000	19,108,166
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	5,250,000	5,571,878
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (Q)	5.125		11-01-26	7,512,000	7,474,440
Manufacturers & Traders Trust Company (P)	1.571		12-01-21	5,880,000	5,733,000
Popular, Inc.	7.000		07-01-19	4,470,000	4,671,150
Royal Bank of Scotland Group PLC	4.800		04-05-26	6,945,000	7,109,548
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (Q)	8.000		08-10-25	5,570,000	5,576,963
Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (Q)	8.625		08-15-21	5,270,000	5,567,755
Santander Holdings USA, Inc.	2.700		05-24-19	12,343,000	12,389,854
Santander UK Group Holdings PLC (S)	4.750		09-15-25	7,790,000	7,768,188
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (Q)(S)	7.375		09-13-21	7,975,000	8,074,688
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (Q)(S)	8.000		09-29-25	7,945,000	8,133,694
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	5,190,000	5,410,575
Standard Chartered PLC (S)	2.100		08-19-19	13,580,000	13,460,347
Sumitomo Mitsui Banking Corp.	2.450		01-10-19	11,379,000	11,465,332
Sumitomo Mitsui Trust Bank, Ltd. (S)	2.050		03-06-19	12,450,000	12,435,869

SEE NOTES TO FUND'S INVESTMENTS5

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Synovus Financial Corp.	7.875		02-15-19	4,886,000	$5,392,923
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	5,623,000	5,566,995
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21	6,698,000	7,501,760
US Bank NA	2.000		01-24-20	8,855,000	8,873,232
Wells Fargo & Company	4.650		11-04-44	5,690,000	5,831,505
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	20,131,000	21,892,463
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	6,818,000	7,175,945
Westpac Banking Corp.	2.150		03-06-20	15,503,000	15,485,692
Capital markets 2.7%
Ares Capital Corp.	3.875		01-15-20	5,775,000	5,882,808
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23	4,295,000	4,649,338
FS Investment Corp.	4.000		07-15-19	5,145,000	5,201,168
FS Investment Corp.	4.250		01-15-20	5,635,000	5,688,149
Jefferies Group LLC	4.850		01-15-27	8,774,000	8,994,157
Jefferies Group LLC	6.875		04-15-21	9,849,000	11,248,602
Jefferies Group LLC	8.500		07-15-19	3,455,000	3,927,571
Macquarie Bank, Ltd. (S)	4.875		06-10-25	10,630,000	10,918,392
Morgan Stanley	2.450		02-01-19	4,681,000	4,722,759
Morgan Stanley	3.875		01-27-26	7,073,000	7,215,747
Morgan Stanley	5.500		01-26-20	8,682,000	9,446,276
Morgan Stanley	7.300		05-13-19	15,131,000	16,796,772
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	6,334,000	6,587,360
S&P Global, Inc.	4.000		06-15-25	9,205,000	9,551,311
S&P Global, Inc.	4.400		02-15-26	5,452,000	5,801,092
Stifel Financial Corp.	4.250		07-18-24	5,525,000	5,590,919
The Bear Stearns Companies LLC	7.250		02-01-18	4,525,000	4,761,250
The Goldman Sachs Group, Inc.	2.000		04-25-19	5,644,000	5,634,258
The Goldman Sachs Group, Inc.	2.300		12-13-19	17,533,000	17,560,755
The Goldman Sachs Group, Inc.	3.750		05-22-25	6,928,000	7,028,179
The Goldman Sachs Group, Inc.	4.750		10-21-45	5,330,000	5,646,426
Consumer finance 1.7%
Ally Financial, Inc.	3.250		11-05-18	4,630,000	4,711,025
Ally Financial, Inc.	5.125		09-30-24	12,998,000	13,761,633
Capital One Financial Corp.	2.450		04-24-19	5,170,000	5,213,366
Capital One Financial Corp.	3.750		07-28-26	12,308,000	12,044,670
Capital One Financial Corp.	4.200		10-29-25	9,539,000	9,697,147
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550		06-01-20	6,885,000	7,125,975
Capital One NA	2.350		08-17-18	6,635,000	6,679,216
Credit Acceptance Corp.	6.125		02-15-21	6,014,000	6,089,175
Credito Real SAB de CV (S)	7.500		03-13-19	4,920,000	5,092,200
Discover Bank	2.600		11-13-18	8,000,000	8,086,776
Discover Financial Services	3.950		11-06-24	15,170,000	15,260,095
Discover Financial Services	5.200		04-27-22	4,660,000	5,066,827
Enova International, Inc.	9.750		06-01-21	6,749,000	6,941,347
Diversified financial services 0.5%
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-21	1,149,554	1,184,040
Flagstar Bancorp, Inc.	6.125		07-15-21	5,245,000	5,601,539
Leucadia National Corp.	5.500		10-18-23	8,041,000	8,551,692

6SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
NewStar Financial, Inc.	7.250		05-01-20	7,270,000	$7,415,400
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	8,565,000	8,757,713
Insurance 1.4%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	6,090,000	6,523,913
AXA SA	8.600		12-15-30	3,444,000	4,784,577
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379		12-14-36	1,825,000	1,981,257
CNO Financial Group, Inc.	5.250		05-30-25	7,258,000	7,475,740
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR +3.576%) (S)	7.800		03-07-87	9,981,000	11,528,055
MetLife, Inc.	6.400		12-15-66	5,773,000	6,379,165
MetLife, Inc. (S)	9.250		04-08-68	4,655,000	6,447,175
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	5,975,000	6,309,301
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	4,700,000	4,817,500
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	3,885,000	4,234,650
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	8,165,000	10,824,381
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125		06-15-68	10,059,000	10,763,130
Thrifts and mortgage finance 0.6%
MGIC Investment Corp.	5.750		08-15-23	2,069,000	2,203,485
Nationstar Mortgage LLC	6.500		07-01-21	6,314,000	6,456,065
Nationstar Mortgage LLC	7.875		10-01-20	4,573,000	4,767,353
Nationstar Mortgage LLC	9.625		05-01-19	3,820,000	3,968,025
Quicken Loans, Inc. (S)	5.750		05-01-25	8,875,000	8,741,875
Radian Group, Inc.	5.250		06-15-20	3,820,000	4,020,550
Radian Group, Inc.	7.000		03-15-21	6,092,000	6,792,580
Stearns Holdings LLC (S)	9.375		08-15-20	1,968,000	1,977,840
Health care 2.8%					169,838,587
Biotechnology 0.6%
AbbVie, Inc.	3.600		05-14-25	8,903,000	8,864,717
Amgen, Inc.	4.400		05-01-45	5,722,000	5,617,814
Shire Acquisitions Investments Ireland DAC	1.900		09-23-19	9,790,000	9,710,672
Shire Acquisitions Investments Ireland DAC	3.200		09-23-26	12,120,000	11,553,729
Health care equipment and supplies 0.3%
Medtronic, Inc.	4.625		03-15-45	7,608,000	8,261,558
Team Health Holdings, Inc. (S)	6.375		02-01-25	1,275,000	1,265,438
Zimmer Biomet Holdings, Inc.	3.550		04-01-25	8,492,000	8,411,725
Health care providers and services 1.3%
Community Health Systems, Inc.	5.125		08-01-21	5,904,000	5,800,680
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	1,883,000	1,817,095
DaVita, Inc.	5.000		05-01-25	6,426,000	6,465,777
Express Scripts Holding Company	4.500		02-25-26	10,284,000	10,681,528
Fresenius US Finance II, Inc. (S)	4.500		01-15-23	3,860,000	4,004,750
HCA, Inc.	5.250		04-15-25	6,409,000	6,841,608
HCA, Inc.	5.250		06-15-26	6,543,000	6,919,223
HCA, Inc.	7.500		02-15-22	4,590,000	5,295,713
LifePoint Health, Inc. (S)	5.375		05-01-24	5,795,000	5,838,463
Medco Health Solutions, Inc.	7.125		03-15-18	3,105,000	3,275,753
MEDNAX, Inc. (S)	5.250		12-01-23	4,160,000	4,300,400
Select Medical Corp.	6.375		06-01-21	7,363,000	7,409,019
Universal Health Services, Inc. (S)	4.750		08-01-22	4,780,000	4,923,400

SEE NOTES TO FUND'S INVESTMENTS7

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Universal Health Services, Inc. (S)	5.000		06-01-26	4,038,000	$4,138,950
WellCare Health Plans, Inc.	5.750		11-15-20	4,520,000	4,667,465
Life sciences tools and services 0.1%
Quintiles IMS, Inc. (S)	4.875		05-15-23	4,270,000	4,392,763
Pharmaceuticals 0.5%
Actavis Funding SCS	3.800		03-15-25	8,050,000	8,133,309
Mylan NV	2.500		06-07-19	5,875,000	5,876,363
Mylan NV	3.950		06-15-26	15,738,000	15,370,675
Industrials 5.3%					321,697,643
Aerospace and defense 0.8%
Arconic, Inc.	5.125		10-01-24	7,998,000	8,257,935
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	5,600,000	5,852,000
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25	4,640,000	4,877,290
L3 Technologies, Inc.	3.850		12-15-26	2,411,000	2,451,172
Lockheed Martin Corp.	2.900		03-01-25	7,954,000	7,814,129
Lockheed Martin Corp.	4.700		05-15-46	7,163,000	7,858,936
Textron Financial Corp. (P)(S)	2.774		02-15-67	9,625,000	7,206,719
Textron, Inc.	7.250		10-01-19	2,230,000	2,505,655
Air freight and logistics 0.1%
XPO Logistics, Inc. (S)	6.500		06-15-22	8,790,000	9,229,500
Airlines 1.5%
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625		05-15-18	4,715,000	4,927,175
America West Airlines 2000-1 Pass Through Trust	8.057		01-02-22	310,877	349,737
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		07-31-19	5,744,263	5,959,673
American Airlines 2013-2 Class A Pass Through Trust	4.950		07-15-24	8,076,083	8,621,219
American Airlines 2015-1 Class B Pass Through Trust	3.700		11-01-24	6,010,969	5,875,722
American Airlines 2016-1 Class A Pass Through Trust	4.100		07-15-29	3,258,689	3,323,863
American Airlines 2017-1 Class A Pass Through Trust	4.000		08-15-30	2,865,000	2,904,394
American Airlines 2017-1 Class AA Pass Through Trust	3.650		08-15-30	4,550,000	4,606,875
British Airways 2013-1 Class A Pass Through Trust (S)	4.625		12-20-25	9,247,895	9,873,052
British Airways 2013-1 Class B Pass Through Trust (S)	5.625		12-20-21	2,223,664	2,323,729
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		07-02-19	119,036	120,226
Continental Airlines 1998-1 Class A Pass Through Trust	6.648		03-15-19	124,991	125,448
Continental Airlines 1999-1 Class A Pass Through Trust	6.545		08-02-20	558,981	593,917
Continental Airlines 2000-2 Class B Pass Through Trust	8.307		10-02-19	80,605	85,038
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		10-19-23	5,284,915	5,892,680
Continental Airlines 2012-1 Class B Pass Through Trust	6.250		10-11-21	1,129,215	1,182,852
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24	4,227,216	4,766,186
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		01-02-20	542,642	567,060
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		10-15-20	980,651	1,034,587
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		05-01-21	2,610,141	2,897,257
United Airlines 2014-2 Class A Pass Through Trust	3.750		03-03-28	9,822,772	9,945,557
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24	5,538,390	5,656,081
United Airlines 2016-1 Class A Pass Through Trust	3.450		01-07-30	5,464,000	5,383,133
US Airways 2010-1 Class A Pass Through Trust	6.250		10-22-24	3,179,483	3,529,226
US Airways 2012-1 Class A Pass Through Trust	5.900		04-01-26	3,772,188	4,187,128
Building products 0.5%
Builders FirstSource, Inc. (S)	10.750		08-15-23	3,600,000	4,176,000
Masco Corp.	4.375		04-01-26	4,380,000	4,554,762
Masco Corp.	4.450		04-01-25	5,230,000	5,458,603

8SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Building products (continued)
Owens Corning	3.400		08-15-26	8,398,000	$8,139,417
Owens Corning	4.200		12-15-22	6,758,000	7,064,773
Commercial services and supplies 0.2%
LSC Communications, Inc. (S)	8.750		10-15-23	6,088,000	6,346,740
Prime Security Services Borrower LLC (S)	9.250		05-15-23	4,140,000	4,538,475
Tervita Escrow Corp. (S)	7.625		12-01-21	1,185,000	1,238,325
Construction and engineering 0.3%
AECOM (S)	5.125		03-15-27	9,195,000	9,343,499
Engility Corp. (S)	8.875		09-01-24	1,569,000	1,686,675
Tutor Perini Corp.	7.625		11-01-18	6,095,000	6,125,475
Electrical equipment 0.0%
EnerSys (S)	5.000		04-30-23	1,095,000	1,114,163
Industrial conglomerates 0.3%
General Electric Company (P)	1.519		08-15-36	3,530,000	3,089,177
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21	13,399,000	14,119,196
Machinery 0.0%
SPL Logistics Escrow LLC (S)	8.875		08-01-20	1,871,000	1,651,158
Professional services 0.3%
IHS Markit, Ltd. (S)	4.750		02-15-25	2,447,000	2,521,952
IHS Markit, Ltd. (S)	5.000		11-01-22	3,214,000	3,378,718
Verisk Analytics, Inc.	4.000		06-15-25	10,940,000	11,234,713
Trading companies and distributors 1.2%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (S)	6.500		06-15-45	6,130,000	6,444,163
AerCap Ireland Capital DAC	4.625		10-30-20	7,550,000	8,054,416
Ahern Rentals, Inc. (S)	7.375		05-15-23	7,920,000	7,365,600
Air Lease Corp.	3.000		09-15-23	6,799,000	6,688,700
Air Lease Corp.	3.375		01-15-19	3,309,000	3,383,393
Air Lease Corp.	3.875		04-01-21	4,659,000	4,833,713
Air Lease Corp.	5.625		04-01-17	2,625,000	2,623,583
Aircastle, Ltd.	5.500		02-15-22	3,432,000	3,702,270
Aircastle, Ltd.	6.250		12-01-19	3,060,000	3,335,400
Aircastle, Ltd.	7.625		04-15-20	1,520,000	1,723,300
Ashtead Capital, Inc. (S)	5.625		10-01-24	2,195,000	2,326,700
International Lease Finance Corp.	5.875		04-01-19	4,235,000	4,546,273
International Lease Finance Corp. (S)	7.125		09-01-18	3,720,000	3,999,260
Park Aerospace Holdings, Ltd. (S)	5.500		02-15-24	2,228,000	2,328,706
United Rentals North America, Inc.	5.500		07-15-25	5,425,000	5,723,375
United Rentals North America, Inc.	5.750		11-15-24	3,845,000	4,075,700
Transportation infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	3,865,000	3,976,119
Information technology 3.1%					185,847,561
Electronic equipment, instruments and components 0.6%
CDW LLC	5.000		09-01-25	1,060,000	1,073,250
Ingram Micro, Inc.	5.450		12-15-24	6,344,000	6,247,787
Jabil Circuit, Inc.	4.700		09-15-22	15,083,000	15,686,320
Tech Data Corp.	4.950		02-15-27	11,845,000	11,964,753
Zebra Technologies Corp.	7.250		10-15-22	4,050,000	4,381,371

SEE NOTES TO FUND'S INVESTMENTS9

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Information technology (continued)
Internet software and services 0.3%
eBay, Inc.	2.500		03-09-18	3,905,000	$3,938,872
Match Group, Inc.	6.375		06-01-24	5,390,000	5,821,200
VeriSign, Inc.	5.250		04-01-25	5,680,000	5,914,300
IT services 0.4%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	3,925,000	3,826,875
Visa, Inc.	3.150		12-14-25	10,175,000	10,322,527
Visa, Inc.	4.300		12-14-45	7,683,000	8,249,806
Semiconductors and semiconductor equipment 0.4%
Micron Technology, Inc.	5.875		02-15-22	4,490,000	4,686,438
Micron Technology, Inc. (S)	7.500		09-15-23	4,350,000	4,850,250
NXP BV (S)	4.625		06-01-23	12,835,000	13,657,338
Software 0.9%
Activision Blizzard, Inc. (S)	3.400		09-15-26	8,860,000	8,621,560
Activision Blizzard, Inc. (S)	6.125		09-15-23	7,300,000	7,935,100
Electronic Arts, Inc.	4.800		03-01-26	15,570,000	16,769,855
Microsoft Corp.	4.450		11-03-45	11,319,000	12,042,239
Open Text Corp. (S)	5.875		06-01-26	4,210,000	4,420,500
Symantec Corp. (S)	5.000		04-15-25	2,183,000	2,241,007
Technology hardware, storage and peripherals 0.5%
Diamond 1 Finance Corp. (S)	6.020		06-15-26	16,445,000	18,133,277
Diamond 1 Finance Corp. (S)	7.125		06-15-24	1,675,000	1,850,682
Diamond 1 Finance Corp. (S)	8.350		07-15-46	5,588,000	7,290,379
NCR Corp.	5.875		12-15-21	2,260,000	2,367,350
Western Digital Corp. (S)	7.375		04-01-23	3,250,000	3,554,525
Materials 1.5%					90,069,081
Chemicals 0.7%
Braskem Finance, Ltd. (S)	7.000		05-07-20	5,665,000	6,226,968
NOVA Chemicals Corp. (S)	5.000		05-01-25	7,940,000	8,039,250
Platform Specialty Products Corp. (S)	6.500		02-01-22	9,735,000	10,173,075
Rain CII Carbon LLC (S)	8.250		01-15-21	5,610,000	5,764,275
The Chemours Company	6.625		05-15-23	9,903,000	10,559,074
Construction materials 0.2%
Cemex SAB de CV (S)	6.125		05-05-25	6,410,000	6,762,550
U.S. Concrete, Inc. (S)	6.375		06-01-24	3,080,000	3,257,100
Containers and packaging 0.2%
Ardagh Packaging Finance PLC (S)	4.250		09-15-22	3,760,000	3,811,700
Ardagh Packaging Finance PLC (S)	6.000		02-15-25	4,950,000	5,086,125
Ardagh Packaging Finance PLC (S)	7.250		05-15-24	1,585,000	1,727,650
Cascades, Inc. (S)	5.500		07-15-22	4,459,000	4,525,885
Metals and mining 0.3%
Commercial Metals Company	7.350		08-15-18	3,240,000	3,442,500
Novelis Corp. (S)	5.875		09-30-26	2,017,000	2,074,989
Vale Overseas, Ltd.	6.250		08-10-26	5,307,000	5,857,601
Vedanta Resources PLC (S)	6.375		07-30-22	4,625,000	4,738,313
Paper and forest products 0.1%
Boise Cascade Company (S)	5.625		09-01-24	1,809,000	1,849,703
Flex Acquisition Company, Inc. (S)	6.875		01-15-25	1,036,000	1,059,310
Norbord, Inc. (S)	6.250		04-15-23	4,835,000	5,113,013

10SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Real estate 1.4%					$85,550,307
Equity real estate investment trusts 1.4%
American Tower Corp.	3.400		02-15-19	4,445,000	4,548,702
American Tower Corp.	4.700		03-15-22	4,779,000	5,103,652
Crown Castle Towers LLC (S)	4.883		08-15-40	6,952,000	7,406,433
Crown Castle Towers LLC (S)	6.113		01-15-40	6,462,000	7,047,250
Highwoods Realty LP	5.850		03-15-17	3,130,000	3,134,617
Iron Mountain, Inc.	5.750		08-15-24	8,077,000	8,288,940
Iron Mountain, Inc.	6.000		08-15-23	8,797,000	9,310,745
MPT Operating Partnership LP	6.375		02-15-22	3,735,000	3,861,056
Omega Healthcare Investors, Inc.	4.500		01-15-25	3,795,000	3,797,873
Omega Healthcare Investors, Inc.	4.950		04-01-24	6,603,000	6,820,159
Omega Healthcare Investors, Inc.	5.250		01-15-26	4,104,000	4,297,339
Ventas Realty LP	3.500		02-01-25	9,027,000	8,867,565
Ventas Realty LP	3.750		05-01-24	2,203,000	2,229,643
VEREIT Operating Partnership LP	4.600		02-06-24	6,570,000	6,738,356
Welltower, Inc.	3.750		03-15-23	3,990,000	4,097,977
Telecommunication services 2.5%					152,192,678
Diversified telecommunication services 1.7%
AT&T, Inc.	4.750		05-15-46	7,002,000	6,542,809
AT&T, Inc.	5.450		03-01-47	16,400,000	16,864,973
Cincinnati Bell, Inc. (S)	7.000		07-15-24	5,054,000	5,344,605
Columbus Cable Barbados, Ltd. (S)	7.375		03-30-21	1,750,000	1,862,228
CSC Holdings LLC (S)	5.500		04-15-27	3,100,000	3,189,125
Frontier Communications Corp.	8.875		09-15-20	7,423,000	7,868,380
GCI, Inc.	6.875		04-15-25	5,076,000	5,266,350
Radiate Holdco LLC (S)	6.625		02-15-25	5,245,000	5,264,669
Sprint Spectrum Company LLC (S)	3.360		03-20-23	5,385,000	5,398,463
Telecom Italia Capital SA	7.200		07-18-36	8,305,000	8,794,995
Verizon Communications, Inc.	4.400		11-01-34	5,779,000	5,550,285
Verizon Communications, Inc.	4.672		03-15-55	5,350,000	4,888,670
Verizon Communications, Inc.	4.862		08-21-46	16,164,000	15,849,659
Verizon Communications, Inc.	5.012		08-21-54	4,668,000	4,517,252
Wind Acquisition Finance SA (S)	7.375		04-23-21	3,095,000	3,222,669
Wireless telecommunication services 0.8%
CC Holdings GS V LLC	3.849		04-15-23	6,191,000	6,350,437
Comcel Trust (S)	6.875		02-06-24	3,785,000	3,997,906
Digicel Group, Ltd. (S)	8.250		09-30-20	4,175,000	3,689,656
Digicel, Ltd. (S)	6.750		03-01-23	5,550,000	5,106,000
Millicom International Cellular SA (S)	4.750		05-22-20	4,345,000	4,438,200
Millicom International Cellular SA (S)	6.625		10-15-21	4,255,000	4,457,113
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	4,400,000	4,169,000
SBA Tower Trust (S)	3.598		04-15-43	3,285,000	3,294,422
Sprint Capital Corp.	6.875		11-15-28	6,635,000	7,099,450
T-Mobile USA, Inc.	6.125		01-15-22	4,880,000	5,170,262
T-Mobile USA, Inc.	6.250		04-01-21	3,860,000	3,995,100
Utilities 1.8%					109,592,161
Electric utilities 1.2%
Abengoa Transmision Sur SA (S)	6.875		04-30-43	5,149,164	5,451,677
Beaver Valley II Funding Corp.	9.000		06-01-17	33,000	33,000
Broadcom Corp. (S)	2.375		01-15-20	10,586,000	10,591,081
Broadcom Corp. (S)	3.875		01-15-27	11,017,000	11,094,152

SEE NOTES TO FUND'S INVESTMENTS11

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
BVPS II Funding Corp.	8.890		06-01-17	62,000	$62,127
Electricite de France SA (S)	3.625		10-13-25	3,860,000	3,885,742
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	4,835,000	4,726,213
Emera US Finance LP	3.550		06-15-26	5,495,000	5,425,120
Empresa Electrica Angamos SA (S)	4.875		05-25-29	3,490,000	3,483,444
Israel Electric Corp., Ltd. (S)	5.625		06-21-18	3,535,000	3,687,252
Israel Electric Corp., Ltd. (S)	6.875		06-21-23	1,825,000	2,112,693
Israel Electric Corp., Ltd. (S)	7.250		01-15-19	2,890,000	3,133,847
NextEra Energy Capital Holdings, Inc.	1.649		09-01-18	3,690,000	3,684,779
NextEra Energy Capital Holdings, Inc.	2.300		04-01-19	4,156,000	4,193,263
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	2,215,000	2,448,129
Southern Power Company	1.950		12-15-19	9,336,000	9,288,414
Gas utilities 0.1%
AmeriGas Partners LP	5.500		05-20-25	3,952,000	4,006,340
Independent power and renewable electricity producers 0.5%
NRG Energy, Inc.	6.250		05-01-24	12,048,000	12,048,000
NRG Energy, Inc. (S)	6.625		01-15-27	6,215,000	6,106,238
NRG Yield Operating LLC	5.375		08-15-24	13,786,000	14,130,650
U.S. Government and Agency obligations 29.3%					$1,778,218,868
(Cost $1,762,437,266)
U.S. Government 12.2%					740,551,528
U.S. Treasury
Bond	2.500		02-15-45	22,228,000	20,172,777
Bond	2.750		11-15-42	104,980,000	100,842,318
Bond	2.875		11-15-46	247,630,000	242,996,595
Note	1.375		01-15-20	46,775,000	46,647,117
Note	2.250		02-15-27	244,690,000	242,300,357
Treasury Inflation Protected Security	0.375		07-15-25	57,042,462	57,528,122
Treasury Inflation Protected Security	0.375		01-15-27	29,978,803	30,064,242
U.S. Government Agency 17.1%					1,037,667,340
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000		03-01-43	5,463,208	5,479,002
30 Yr Pass Thru	3.000		04-01-43	8,611,772	8,605,719
30 Yr Pass Thru	3.000		05-01-46	5,711,888	5,697,164
30 Yr Pass Thru	3.000		10-01-46	12,301,000	12,278,902
30 Yr Pass Thru	3.000		11-01-46	21,359,993	21,268,220
30 Yr Pass Thru	3.500		06-01-42	8,334,432	8,616,738
30 Yr Pass Thru	3.500		09-01-42	2,621,275	2,701,052
30 Yr Pass Thru	3.500		04-01-44	9,434,787	9,795,641
30 Yr Pass Thru	3.500		05-01-45	22,660,094	23,353,287
30 Yr Pass Thru	3.500		08-01-46	110,138,309	113,576,376
30 Yr Pass Thru	3.500		09-01-46	30,899,093	31,771,906
30 Yr Pass Thru	3.500		09-01-46	16,454,837	16,960,777
30 Yr Pass Thru	3.500		02-01-47	22,398,180	23,118,357
30 Yr Pass Thru	4.000		01-01-41	16,570,221	17,514,220
30 Yr Pass Thru	4.000		03-01-42	11,290,895	11,923,548
30 Yr Pass Thru	4.000		11-01-43	6,494,196	6,908,815
30 Yr Pass Thru	4.000		02-01-44	1,630,498	1,725,425
30 Yr Pass Thru	4.000		07-01-45	33,866,800	35,923,178

12SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500		11-01-39	3,500,121	$3,775,281
30 Yr Pass Thru	4.500		02-01-41	5,645,705	6,087,775
30 Yr Pass Thru	4.500		03-01-41	3,530,860	3,838,229
30 Yr Pass Thru	5.500		05-01-38	357,781	407,782
30 Yr Pass Thru	5.500		12-01-38	206,092	230,579
30 Yr Pass Thru	5.500		11-01-39	7,824,790	8,932,996
Federal National Mortgage Association
15 Yr Pass Thru	2.500		06-01-27	293,129	297,570
15 Yr Pass Thru	3.000		09-01-27	4,742,681	4,896,856
15 Yr Pass Thru	3.500		02-01-26	717,821	751,945
15 Yr Pass Thru	3.500		03-01-26	5,719,585	5,991,488
15 Yr Pass Thru	4.000		12-01-24	3,034,805	3,219,811
30 Yr Pass Thru	3.000		07-01-42	6,072,397	6,073,822
30 Yr Pass Thru	3.000		08-01-42	223,988	224,601
30 Yr Pass Thru	3.000		10-01-42	5,749,049	5,743,212
30 Yr Pass Thru	3.000		12-01-42	2,946,908	2,947,600
30 Yr Pass Thru	3.000		01-01-43	2,068,295	2,066,195
30 Yr Pass Thru	3.000		03-01-43	1,500,594	1,504,229
30 Yr Pass Thru	3.000		04-01-43	3,610,628	3,610,347
30 Yr Pass Thru	3.000		05-01-43	2,061,014	2,066,006
30 Yr Pass Thru	3.000		06-01-43	3,149,896	3,146,698
30 Yr Pass Thru	3.000		07-01-43	37,189,124	37,221,095
30 Yr Pass Thru	3.000		09-01-46	8,004,722	7,991,592
30 Yr Pass Thru	3.000		10-01-46	5,426,970	5,418,068
30 Yr Pass Thru	3.500		11-01-40	4,626,202	4,761,758
30 Yr Pass Thru	3.500		06-01-42	4,943,879	5,109,601
30 Yr Pass Thru	3.500		08-01-42	7,978,271	8,250,694
30 Yr Pass Thru	3.500		01-01-43	3,701,113	3,811,876
30 Yr Pass Thru	3.500		06-01-43	18,945,822	19,625,302
30 Yr Pass Thru	3.500		07-01-43	16,463,596	17,054,053
30 Yr Pass Thru	3.500		01-01-45	6,269,065	6,475,290
30 Yr Pass Thru	3.500		04-01-45	42,293,335	43,578,867
30 Yr Pass Thru	3.500		07-01-46	55,480,101	56,934,828
30 Yr Pass Thru	4.000		09-01-40	27,952,428	29,545,957
30 Yr Pass Thru	4.000		11-01-40	1,756,689	1,872,207
30 Yr Pass Thru	4.000		01-01-41	2,598,046	2,751,434
30 Yr Pass Thru	4.000		01-01-41	6,546,080	6,919,262
30 Yr Pass Thru	4.000		09-01-41	5,396,432	5,755,510
30 Yr Pass Thru	4.000		09-01-41	3,294,268	3,500,085
30 Yr Pass Thru	4.000		09-01-41	9,005,527	9,521,733
30 Yr Pass Thru	4.000		10-01-41	3,817,674	4,045,456
30 Yr Pass Thru	4.000		10-01-41	2,287,834	2,418,260
30 Yr Pass Thru	4.000		10-01-41	2,533,279	2,692,343
30 Yr Pass Thru	4.000		01-01-42	5,015,366	5,330,281
30 Yr Pass Thru	4.000		07-01-42	649,496	690,075
30 Yr Pass Thru	4.000		09-01-43	11,296,292	12,049,711
30 Yr Pass Thru	4.000		10-01-43	13,882,567	14,799,803
30 Yr Pass Thru	4.000		10-01-43	5,418,334	5,754,318
30 Yr Pass Thru	4.000		01-01-44	4,740,661	5,052,400
30 Yr Pass Thru	4.000		02-01-46	22,181,513	23,335,143
30 Yr Pass Thru	4.000		03-01-46	21,246,276	22,351,265
30 Yr Pass Thru	4.000		04-01-46	22,220,438	23,376,092
30 Yr Pass Thru	4.000		06-01-46	14,787,440	15,547,272

SEE NOTES TO FUND'S INVESTMENTS13

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000		07-01-46	29,077,809	$30,590,105
30 Yr Pass Thru	4.000		01-01-47	24,888,249	26,517,087
30 Yr Pass Thru	4.500		11-01-39	6,532,052	7,051,181
30 Yr Pass Thru	4.500		08-01-40	7,590,238	8,191,092
30 Yr Pass Thru	4.500		02-01-41	8,054,628	8,689,727
30 Yr Pass Thru	4.500		05-01-41	7,876,253	8,504,672
30 Yr Pass Thru	4.500		06-01-41	8,400,994	9,077,844
30 Yr Pass Thru	4.500		07-01-41	3,817,751	4,125,339
30 Yr Pass Thru	4.500		08-01-41	5,267,058	5,691,413
30 Yr Pass Thru	4.500		05-01-42	10,651,678	11,509,860
30 Yr Pass Thru	4.500		01-01-43	2,194,169	2,366,492
30 Yr Pass Thru	4.500		10-01-45	24,110,726	25,989,229
30 Yr Pass Thru	4.500		05-01-46	18,243,796	19,707,958
30 Yr Pass Thru	5.000		08-01-40	5,125,880	5,640,668
30 Yr Pass Thru	5.000		09-01-40	4,400,445	4,846,503
30 Yr Pass Thru	5.000		02-01-41	3,484,374	3,834,307
30 Yr Pass Thru	5.000		03-01-41	3,951,024	4,354,613
30 Yr Pass Thru	5.000		04-01-41	1,498,124	1,669,413
30 Yr Pass Thru	5.000		07-01-42	2,997,399	3,298,426
30 Yr Pass Thru	5.500		05-01-35	1,873,031	2,095,285
30 Yr Pass Thru	5.500		04-01-36	424,558	475,947
30 Yr Pass Thru	5.500		05-01-36	1,862,454	2,083,129
30 Yr Pass Thru	5.500		01-01-39	1,609,072	1,820,933
30 Yr Pass Thru	6.500		01-01-39	1,932,691	2,215,626
30 Yr Pass Thru	6.500		06-01-39	652,727	747,511
Foreign government obligations 0.4%					$25,003,403
(Cost $24,026,743)
Argentina 0.4%					25,003,403
City of Buenos Aires (S)	7.500		06-01-27	3,200,000	3,288,000
Provincia de Buenos Aires (S)	7.875		06-15-27	5,940,000	5,938,218
Provincia de Buenos Aires (S)	9.125		03-16-24	1,000,000	1,105,000
Republic of Argentina (S)	6.875		01-26-27	3,263,000	3,259,084
Republic of Argentina (S)	7.500		04-22-26	7,495,000	7,851,013
Republic of Argentina	8.280		12-31-33	3,336,850	3,562,088
Capital preferred securities 0.4%					$23,966,301
(Cost $23,719,204)
Financials 0.4%					23,966,301
Banks 0.1%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		03-20-17	6,943,000	5,388,462
Sovereign Capital Trust VI	7.908		06-13-36	3,573,000	3,573,000
Capital markets 0.2%
State Street Corp. (P)	1.963		06-01-77	11,383,000	10,187,785
Insurance 0.1%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875		12-15-67	1,135,000	1,404,563
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-67	3,405,000	3,412,491
Convertible bonds 0.1%					$4,280,250
(Cost $4,313,074)
Utilities 0.1%					4,280,250
Independent power and renewable electricity producers 0.1%
NRG Yield, Inc. (S)	3.250		06-01-20	4,390,000	4,280,250

14SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Term loans (M) 0.1%					$6,458,713
(Cost $7,011,805)
Health care 0.0%					886,970
Health care providers and services 0.0%
Surgery Center Holdings, Inc.	4.750		11-03-20	882,005	886,970
Industrials 0.1%					2,588,738
Aerospace and defense 0.0%
WP CPP Holdings LLC	4.539		12-28-19	960,000	945,197
Airlines 0.1%
Delta Air Lines, Inc.	3.273		10-18-18	1,634,909	1,643,541
Information technology 0.0%					1,552,269
Internet software and services 0.0%
Ancestry.com Operations, Inc.	4.250		10-19-23	1,535,000	1,552,269
Utilities 0.0%					1,430,736
Electric utilities 0.0%
ExGen Texas Power LLC	5.750		09-16-21	2,017,964	1,430,736
Collateralized mortgage obligations 9.1%					$555,784,939
(Cost $546,367,797)
Commercial and residential 8.3%					505,521,469
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.358		08-25-35	2,078,490	2,027,736
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	1.211		06-25-45	4,167,411	4,006,973
Series 2005-1, Class AHM (P)	3.352		06-25-45	1,906,337	1,881,725
Americold 2010 LLC Series 2010-ARTA, Class D (S)	7.443		01-14-29	6,120,000	6,848,974
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.010		12-13-29	5,431,000	5,403,242
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	3.367		09-15-26	2,955,000	2,952,273
Series 2015-200P, Class F (P) (S)	3.596		04-14-33	4,885,000	4,611,915
BBCMS Trust
Series 2015, Class C (P) (S)	2.770		02-15-28	2,515,000	2,485,914
Series 2015-MSQ, Class D (P) (S)	3.990		09-15-32	5,820,000	5,824,358
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.920		03-25-35	4,006,441	4,046,571
Series 2005-5, Class A2 (P)	2.820		08-25-35	3,606,804	3,594,898
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.478		01-25-35	3,822,078	3,713,297
Series 2004-12, Class A3 (P)	1.478		01-25-35	2,783,224	2,734,051
Series 2005-5, Class 1A4 (P)	1.331		07-25-35	2,397,297	2,285,541
Series 2005-7, Class 11A1 (P)	1.318		08-25-35	3,553,893	3,433,301
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.250		10-25-34	3,859,976	3,862,259
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.777		07-05-33	5,965,000	5,862,837
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	3.270		08-15-29	7,940,000	7,944,982
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	3.927		03-10-33	7,256,000	7,000,524
Series 2015-1740, Class D (P) (S)	3.787		01-13-35	4,315,000	4,228,786
Series 2015-1740, Class XA IO (S)	0.896		01-13-35	96,765,000	4,091,224

SEE NOTES TO FUND'S INVESTMENTS15

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.459		05-15-29	5,350,000	$5,293,081
Series 2015-JWRZ, Class GL2 (P) (S)	4.458		05-15-29	5,510,000	5,520,342
CD Commercial Mortgage Trust (Citigroup/Deutsche Bank) Series 2017-CD3, Class C (P)	4.563		02-10-50	9,370,000	9,777,095
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA (P) (S)	3.770		12-15-27	7,716,813	7,765,078
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.786		04-10-28	3,885,000	3,813,272
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (S)	4.387		02-10-33	12,205,000	12,455,527
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2013-CR8, Class XA IO	0.661		06-10-46	42,681,407	1,000,947
Series 2015-CR27, Class B (P)	4.361		10-10-48	4,315,000	4,553,559
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.073		10-15-45	58,417,030	4,400,070
Series 2012-LC4, Class B (P)	4.934		12-10-44	2,419,000	2,605,138
Series 2013-300P, Class D (P) (S)	4.394		08-10-30	5,940,000	6,156,668
Series 2013-CR11, Class B (P)	5.161		10-10-46	11,420,000	12,546,343
Series 2013-CR13, Class C (P)	4.750		12-10-23	3,765,000	3,899,465
Series 2013-CR6, Class XA IO	1.463		03-10-46	39,676,874	1,444,254
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	4,580,000	4,974,267
Series 2014-FL4, Class D (P) (S)	3.217		07-13-31	8,100,000	7,968,769
Series 2014-TWC, Class D (P) (S)	3.021		02-13-32	5,580,000	5,586,978
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.917		08-13-27	7,880,000	7,879,998
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.724		08-15-45	31,293,167	2,261,811
Series 2014-CR15, Class XA IO	1.286		02-10-47	59,303,479	2,614,133
Series 2014-CR16, Class C (P)	4.902		04-10-47	6,570,000	6,704,016
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.850		02-10-34	6,620,000	6,595,720
Deutsche Bank Commercial Mortgage Trust Series 2016-C3, Class C (P)	3.495		09-10-49	1,920,000	1,831,103
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	1.318		06-25-34	2,108,395	2,017,248
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.382		12-15-34	8,518,000	8,603,916
Series 2015-NRF, Class EFX (P) (S)	3.382		12-15-34	9,705,000	9,586,687
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	3.631		08-19-34	1,519,558	1,470,086
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	4.270		05-15-34	7,832,000	7,949,298
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.340		05-10-45	96,495,803	7,364,019
Series 2014-NEW, Class C (S)	3.790		01-10-31	2,330,000	2,303,121
Series 2015-590M, Class C (P) (S)	3.805		10-10-35	5,940,000	5,945,392
Series 2016-ICE2, Class D (P) (S)	6.520		02-15-33	7,850,000	8,105,171
Series 2016-RENT, Class D (P) (S)	4.067		02-10-29	6,010,000	6,117,095
Series 2017-485L, Class C	3.981		02-10-37	5,235,000	5,374,690
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	1.535		05-19-35	26,628,088	1,444,656
Series 2005-9, Class 2A1C (P)	1.229		06-20-35	4,946,464	4,688,516
Series 2007-3, Class ES IO (S)	0.350		05-19-47	43,243,352	672,434
Series 2007-4, Class ES IO	0.350		07-19-47	45,965,771	665,676

16SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2007-6, Class ES IO (S)	0.342		08-19-37	35,424,219	$449,958
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.772		07-15-29	5,835,000	5,738,657
Hilton USA Trust Series 2016-HHV, Class D (P) (S)	4.194		11-05-38	5,375,000	5,137,857
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.427		08-05-34	3,470,000	3,443,892
Impac Secured Assets CMN Owner Trust Series 2004-4, Class M2 (P)	1.588		02-25-35	3,745,000	3,617,685
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.979		07-25-35	59,026,058	3,966,327
Series 2005-AR8, Class AX2 IO	1.984		05-25-35	43,955,754	2,481,148
Series 2005-AR18, Class 1X IO	1.969		10-25-36	18,960,656	1,491,652
Series 2005-AR18, Class 2X IO	1.710		10-25-36	29,190,687	1,204,816
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.667		04-15-47	8,595,000	8,661,297
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.431		07-05-32	58,200,000	3,897,322
Series 2014-FL5, Class C (P) (S)	2.870		07-15-31	9,516,000	9,412,799
Series 2014-INN, Class F (P) (S)	4.770		06-15-29	6,060,000	5,961,255
Series 2014-PHH, Class C (P) (S)	2.870		08-15-27	8,803,000	8,802,843
Series 2015-MAR7, Class C (S)	4.490		06-05-32	7,345,000	7,155,749
Series 2015-SGP, Class B (P) (S)	3.520		07-15-36	4,784,000	4,825,877
Series 2016-JP3, Class C (P)	3.483		08-15-49	3,092,000	2,918,529
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.878		11-25-34	4,630,000	4,501,296
MASTR Alternative Loan Trust Series 2005-2, Class 4A3 (P)	1.178		03-25-35	2,526,745	2,404,001
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	2.543		10-25-35	3,371,860	3,366,462
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.145		02-15-46	3,058,000	3,005,832
Series 2014-C18, Class 300D	5.279		08-15-31	3,130,000	3,203,668
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.295		09-09-32	15,375,000	15,259,866
Series 2015, Class XLF1 C (P) (S)	2.971		08-14-31	6,920,000	6,932,777
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	3.489		08-25-34	2,990,339	2,971,703
MortgageIT Trust Series 2005-2, Class 1A2 (P)	1.438		05-25-35	2,093,606	1,990,029
MSCG Trust Series 2016-SNR, Class D (S)	6.550		11-15-34	8,900,000	8,675,512
One Market Plaza Trust Series 2017-1MKT, Class D (S)	4.145		02-10-32	3,955,000	4,009,492
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates
Series 2005-2, Class M2 (P)	1.228		04-25-35	4,672,672	4,416,002
Series 2005-3, Class APT (P)	1.068		07-25-35	2,944,099	2,888,328
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO	2.108		12-25-45	15,692,277	1,653,436
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	2.101		03-25-44	2,784,451	2,711,831
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.835		10-10-36	6,190,000	5,969,886
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	2,745,000	2,999,962

SEE NOTES TO FUND'S INVESTMENTS17

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.624		05-10-63	42,905,313	$2,054,808
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	10,173,000	10,440,315
VNDO Trust Series 2016-350P, Class D (P) (S)	3.903		01-10-35	8,975,000	8,730,264
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	1.068		12-25-45	4,027,466	3,770,660
Series 2005-AR2, Class 2A1B (P)	1.148		01-25-45	1,345,271	1,243,220
Series 2005-AR2, Class 2A3 (P)	1.128		01-25-45	2,660,282	2,488,096
Series 2005-AR8, Class 2AB2 (P)	1.198		07-25-45	3,896,999	3,708,773
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	9,855,000	9,801,793
Series 2013-BTC, Class E (P) (S)	3.550		04-16-35	5,680,000	5,108,025
Series 2015-LC22, Class B (P)	4.540		09-15-58	4,268,000	4,559,615
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.090		11-15-45	53,836,125	4,005,370
Series 2013-C15, Class B (P)	4.480		08-15-46	1,322,000	1,403,418
Series 2013-C16, Class B (P)	4.981		09-15-46	2,480,000	2,700,379
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	3.341		11-15-29	582,485	581,967
U.S. Government Agency 0.8%					50,263,470
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.621		10-25-27	4,880,000	4,971,785
Series 2015-DNA1, Class M3 (P)	4.071		10-25-27	1,325,000	1,410,571
Series 2016-DNA3, Class M2 (P)	2.771		12-25-28	2,450,000	2,503,854
Series 2016-HQA2, Class M2 (P)	3.021		11-25-28	2,440,000	2,500,400
Series K017, Class X1 IO	1.366		12-25-21	19,200,606	1,024,375
Series K018, Class X1 IO	1.390		01-25-22	18,572,885	1,005,670
Series K021, Class X1 IO	1.478		06-25-22	5,065,248	324,419
Series K022, Class X1 IO	1.266		07-25-22	112,042,519	6,186,943
Series K709, Class X1 IO	1.515		03-25-19	16,329,382	419,941
Series K710, Class X1 IO	1.757		05-25-19	32,362,656	995,682
Series K711, Class X1 IO	1.691		07-25-19	60,379,771	1,897,477
Government National Mortgage Association
Series 2012-114, Class IO	0.822		01-16-53	12,752,721	737,694
Series 2016-142, Class IO	0.997		09-16-58	26,788,492	2,302,471
Series 2016-162, Class IO	0.996		09-16-58	63,049,994	5,207,148
Series 2016-174, Class IO	0.907		11-16-56	42,221,030	3,592,946
Series 2016-87, Class IO	1.008		08-16-58	30,103,041	2,335,349
Series 2017-20, Class IO	0.750		12-16-58	90,559,000	6,491,241
Series 2017-3, Class IO	0.907		09-16-58	79,451,542	6,355,504
Asset backed securities 11.9%					$726,819,035
(Cost $725,087,964)
Asset backed securities 11.9%					726,819,035
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.453		05-25-35	2,071,132	2,050,078
Aegis Asset Backed Securities Trust
Series 2005-1, Class M3 (P)	1.321		03-25-35	55,000	53,016
Series 2005-4, Class M1 (P)	1.228		10-25-35	11,500,000	10,925,030
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840		01-15-20	8,344,000	8,377,924
Series 2015-1, Class A4	1.750		05-15-20	6,300,000	6,310,998

18SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Ally Master Owner Trust Series 2015-3, Class A	1.630		05-15-20	8,405,000	$8,405,888
American Express Credit Account Master Trust Series 2017-1, Class A	1.930		09-15-22	21,275,000	21,319,124
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1 (P)	1.188		01-25-36	3,100,000	2,985,915
Series 2005-R3, Class M2 (P)	1.248		05-25-35	4,450,000	4,304,356
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	15,735,000	15,494,140
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969		10-30-45	10,669,938	10,662,629
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.836		01-25-34	1,616,366	1,521,788
Series 2004-W6, Class M1 (P)	1.603		05-25-34	837,763	806,876
BA Credit Card Trust Series 2015-A2, Class A	1.360		09-15-20	18,594,000	18,581,403
Bank of the West Auto Trust
Series 2014-1, Class A4 (S)	1.650		03-16-20	6,400,000	6,406,919
Series 2015-1, Class A4 (S)	1.660		09-15-20	6,545,000	6,538,490
BMW Vehicle Owner Trust Series 2016-A, Class A4	1.370		12-27-22	4,670,000	4,603,872
Cabela's Credit Card Master Note Trust Series 2016-1, Class A1	1.780		06-15-22	19,682,500	19,631,621
California Republic Auto Receivables Trust
Series 2014-4, Class A4	1.840		06-15-20	6,450,000	6,462,763
Series 2015-2, Class A4	1.750		01-15-21	7,485,000	7,471,142
Series 2016-2, Class A4	1.830		12-15-21	3,435,000	3,405,071
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5	1.600		05-17-21	10,027,000	10,033,264
Series 2016-A3, Class A3	1.340		04-15-22	14,350,000	14,227,814
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800		03-15-21	3,145,000	3,150,308
Series 2016-1, Class A4	1.880		06-15-21	3,545,000	3,528,040
Series 2016-2, Class A4	1.680		09-15-21	4,440,000	4,396,899
Series 2016-3, Class A3	1.390		05-17-21	11,815,000	11,734,247
Chase Issuance Trust
Series 2016-A2, Class A	1.370		06-15-21	9,985,000	9,908,852
Series 2016-A5, Class A5	1.270		07-15-21	32,256,000	31,886,333
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (S)	1.870		02-15-22	4,635,000	4,572,069
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1	1.750		11-19-21	20,275,000	20,239,987
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	11,645,129	11,551,737
CNH Equipment Trust
Series 2015-C, Class A3	1.660		11-16-20	11,561,000	11,570,197
Series 2016-B, Class A3	1.630		08-15-21	3,725,000	3,707,484
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100		08-15-25	97,934	72,412
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B (P)	5.034		02-25-35	2,228,353	2,236,157
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	1.191		07-25-35	1,254,282	1,235,404
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	1.241		05-25-36	2,424,518	2,402,987

SEE NOTES TO FUND'S INVESTMENTS19

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	10,961,300	$11,110,615
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640		07-15-21	21,810,000	21,795,501
DRIVEN BRANDS FUNDING LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	5,989,188	5,756,825
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.753		12-25-34	3,492,040	3,356,990
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410		11-15-25	4,175,000	4,197,704
Series 2015-A, Class A4	1.640		06-15-20	3,892,000	3,892,344
Series 2015-B, Class A4	1.580		08-15-20	4,230,000	4,225,496
Series 2016-B, Class A4	1.520		08-15-21	2,390,000	2,372,469
Series 2016-C, Class A4	1.400		02-15-22	8,481,000	8,355,658
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4	1.730		06-20-19	2,045,000	2,049,108
Series 2015-2, Class A4	1.850		07-22-19	7,012,000	7,020,135
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650		05-15-20	4,690,000	4,690,642
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	1.048		10-25-35	2,248,454	2,194,155
GSAA Trust Series 2005-10, Class M3 (P)	1.328		06-25-35	3,667,873	3,592,077
Hertz Vehicle Financing LLC Series 2016-3A, Class A (S)	2.270		07-25-20	5,845,000	5,801,701
Hilton Grand Vacations Trust Series 2017-AA, Class A (S)	2.820		12-27-28	8,553,000	8,551,810
Home Equity Asset Trust
Series 2005-1, Class M4 (P)	1.798		05-25-35	3,145,000	3,075,586
Series 2005-3, Class M4 (P)	1.418		08-25-35	2,995,000	2,838,290
Honda Auto Receivables Owner Trust
Series 2015-2, Class A4	1.470		08-23-21	5,660,000	5,654,303
Series 2015-3, Class A4	1.560		10-18-21	8,034,000	8,026,612
Series 2016-2, Class A3	1.390		04-15-20	4,030,000	4,019,875
Series 2016-2, Class A4	1.620		08-15-22	6,670,000	6,626,725
Series 2016-3, Class A4	1.330		11-18-22	19,450,000	19,214,832
Series 2016-4, Class A4	1.360		01-18-23	8,985,000	8,860,638
Huntington Auto Trust Series 2016-1, Class A4	1.930		04-15-22	17,065,000	16,970,979
John Deere Owner Trust
Series 2014-B, Class A4	1.500		06-15-21	5,920,000	5,925,369
Series 2015-A, Class A4	1.650		12-15-21	2,961,000	2,963,121
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A4	1.750		12-15-21	10,580,000	10,588,275
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (P)	1.298		06-25-35	3,196,477	3,095,003
Series 2005-WMC1, Class M1 (P)	1.528		09-25-35	2,086,424	1,939,015
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250		09-22-31	828,740	817,193
Series 2015-1A, Class A (S)	2.520		12-20-32	2,795,805	2,774,720
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	1.058		09-25-36	5,309,843	5,159,166
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	1.453		03-25-35	9,140,000	8,629,762
Series 2005-2, Class M2 (P)	1.453		06-25-35	11,651,000	11,433,390

20SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Nissan Auto Receivables Owner Trust Series 2016-B, Class A4	1.540		10-17-22	3,255,000	$3,216,435
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	7,823,000	7,822,583
RAAC Series Trust Series 2006-SP4, Class M1 (P)	1.118		11-25-36	3,110,000	2,927,656
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934		08-25-35	7,735,000	7,764,159
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.928		09-25-36	7,217,646	7,019,501
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	1,906,000	1,899,973
Sonic Capital LLC Series 2016-1A, Class A2 (S)	4.472		05-20-46	3,141,567	3,105,278
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	1.218		11-25-35	3,598,500	3,510,606
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	1.078		12-25-36	7,816,096	7,738,608
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.491		02-25-35	5,504,549	5,418,864
Series 2005-2, Class M2 (P)	1.513		03-25-35	8,641,751	8,273,684
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	2.271		02-25-35	3,749,426	3,583,296
Structured Asset Securities Corp. Trust Series 2005-AR1, Class M1 (P)	1.208		09-25-35	2,735,625	2,681,862
SunTrust Auto Receivables Trust Series 2015-1A, Class A4 (S)	1.780		01-15-21	6,555,000	6,535,974
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040		03-15-22	4,910,000	4,930,175
Taco Bell Funding LLC Series 2016-1A, Class A2I (S)	3.832		05-25-46	7,790,850	7,818,500
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	2,110,500	2,071,941
Towd Point Mortgage Trust
Series 2016-5, Class A1 (P) (S)	2.500		10-25-56	11,521,347	11,435,322
Series 2017-1, Class A1 (P) (S)	2.750		10-25-56	4,404,000	4,399,151
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4	1.740		09-15-20	5,860,000	5,870,562
Series 2016-B, Class A4	1.520		08-16-21	3,910,000	3,871,936
Series 2016-C, Class A4	1.320		11-15-21	4,202,000	4,146,411
Verizon Owner Trust
Series 2016-1A, Class A (S)	1.420		01-20-21	7,190,000	7,133,942
Series 2016-2A, Class A (S)	1.680		05-20-21	13,525,000	13,451,103
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	4,725,000	4,721,157
Wells Fargo Home Equity Trust Series 2005-4, Class M1 (P)	1.231		12-25-35	2,785,111	2,722,694
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	17,899,425	17,936,889
Westgate Resorts LLC
Series 2013-1A, Class B (S)	3.750		08-20-25	171,172	170,809
Series 2014-1A, Class A (S)	2.150		12-20-26	4,389,811	4,347,287
Series 2014-1A, Class B (S)	3.250		12-20-26	2,016,263	2,003,036
Series 2015-1A, Class A (S)	2.750		05-20-27	1,813,516	1,796,443
Series 2015-2A, Class B (S)	4.000		07-20-28	3,327,060	3,320,304
Series 2016-1A, Class A (S)	3.500		12-20-28	2,410,270	2,401,490

SEE NOTES TO FUND'S INVESTMENTS21

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
World Omni Auto Receivables Trust Series 2016-A, Class A3	1.770		09-15-21	10,410,000	$10,422,086
				Shares	Value
Preferred securities 0.7%					$41,173,443
(Cost $40,401,443)
Consumer staples 0.0%					2,013,306
Food and staples retailing 0.0%
	Ocean Spray Cranberries, Inc., Series A, 6.250% (S)			23,250	2,013,306
Financials 0.4%					21,287,203
Banks 0.1%
	F.N.B. Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%)			79,989	2,355,676
	Regions Financial Corp., 6.375%			108,109	2,779,482
	Wells Fargo & Company, Series L, 7.500%			1,726	2,114,350
Capital markets 0.1%
	The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)			129,118	3,440,995
Consumer finance 0.1%
	Discover Financial Services, 6.500%			95,364	2,456,577
Diversified financial services 0.1%
	GMAC Capital Trust I, 6.824% (P)			316,490	8,140,123
Utilities 0.3%					17,872,934
Electric utilities 0.0%
	Exelon Corp., 6.500%			48,565	2,407,853
Multi-utilities 0.3%
	Dominion Resources, Inc., 6.750%			222,090	11,304,381
	DTE Energy Company, 6.500%			77,050	4,160,700
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 1.7%					$101,518,000
(Cost $101,518,000)
U.S. Government Agency 1.2%					69,631,000
Federal Home Loan Bank Discount Note	0.350		03-01-17	69,631,000	69,631,000
				Par value^	Value
Repurchase agreement 0.5%					$31,887,000
Barclays Tri-Party Repurchase Agreement dated 2-28-17 at 0.520% to be repurchased at $29,800,430 on 3-1-17, collateralized by $29,978,700 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-24 (valued at $30,396,464, including interest)				29,800,000	29,800,000
Repurchase Agreement with State Street Corp. dated 2-28-17 at 0.100% to be repurchased at $2,087,006 on 3-1-17, collateralized by $2,150,000 U.S. Treasury Notes, 2.125% due 5-15-25 (valued at $2,133,348, including interest)				2,087,000	2,087,000
Total investments (Cost $6,004,138,832)† 99.9%					$6,069,580,364
Other assets and liabilities, net 0.1%					$4,382,864
Total net assets 100.0%					$6,073,963,228

22SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,369,807,790 or 22.6% of the fund's net assets as of 2-28-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $6,020,176,364. Net unrealized appreciation aggregated to $49,404,000, of which $92,838,369 related to appreciated investment securities and $43,434,369 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS23

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2017, by major security category or type:

	Total value at 2-28-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$2,806,357,412	—	$2,806,357,412	—
U.S. Government and Agency obligations	1,778,218,868	—	1,778,218,868	—
Foreign government obligations	25,003,403	—	25,003,403	—
Capital preferred securities	23,966,301	—	23,966,301	—
Convertible bonds	4,280,250	—	4,280,250	—
Term loans	6,458,713	—	6,458,713	—
Collateralized mortgage obligations	555,784,939	—	555,784,939	—
Asset backed securities	726,819,035	—	726,819,035	—
Preferred securities	41,173,443	$36,804,461	4,368,982	—
Short-term investments	101,518,000	—	101,518,000	—
Total investments in securities	$6,069,580,364	$36,804,461	$6,032,775,903	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	21Q3	02/17
This report is for the information of the shareholders of John Hancock Bond Fund.		4/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:

/s/ Andrew Arnott

___________________________

Andrew Arnott

President

Date: April 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

___________________________

Andrew Arnott

President

Date: April 19, 2017

By:

/s/ Charles A. Rizzo

___________________________

Charles A. Rizzo

Chief Financial Officer

Date: April 19, 2017